Share-Based Compensation	12 Months Ended
Dec. 31, 2017
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Share-Based Compensation

34. SHARE-BASED COMPENSATION

The Santander UK group operates share schemes and arrangements for eligible employees. The main current schemes are the Sharesave Schemes, the Long-Term Incentive Plan and the Deferred Shares Bonus Plan. The Santander UK group’s other current arrangement and scheme, respectively, are free shares awarded to eligible employees and partnership shares. All the share options and awards relate to shares in Banco Santander SA.

The amount charged to the income statement in respect of share-based payment transactions is set out in Note 6. The total carrying amount at the end of the year for liabilities arising from share-based payment transactions was £16.7m (2016: £4.4m), none of which had vested at 31 December 2017 (2016: £nil). Cash received from the exercise of share options was £2.3m (2016: £nil, 2015: £nil).

The main schemes are:

a) Sharesave Schemes

The Santander UK group launched its tenth HM Revenue & Customs approved Sharesave Scheme under Banco Santander SA ownership in September 2017. The first nine Sharesave Schemes were launched each year from 2008 to 2016 in the month of September under broadly similar terms as the 2017 Scheme. Under, the Sharesave Scheme’s current HMRC-approved savings limits, eligible employees may enter into contracts to save between £5 and £500 per month. For all schemes, at the expiry of a fixed term of three or five years after the grant date, the employees have the option to use these savings to acquire shares in Banco Santander SA at a discount, calculated in accordance with the rules of the scheme. The discount is currently 20% of the average middle market quoted price of Banco Santander SA shares over the first three dealing days prior to invitation. The vesting of awards under the scheme depends on continued employment with the Banco Santander SA group. Participants in the scheme have six months from the date of vest in which the option can be exercised.

The fair value of each Sharesave option for 2017, 2016 and 2015 has been estimated at the date of acquisition or grant using a Partial Differentiation Equation model with the following assumptions:

	2017	2016	2015
Risk free interest rate	0.89% – 1.08%	0.31% – 0.41%	1.06% – 1.37%
Dividend yield	5.48% – 5.51%	6.28% – 6.46%	6.91% – 7.36%
Expected volatility of underlying shares based on implied volatility to maturity date of each scheme	26.16% – 26.31%	31.39% – 32.00%	28.54% – 29.11%
Expected lives of options granted under 3 and 5 year schemes	3 and 5 years	3 and 5 years	3 and 5 years

With the exception of vesting conditions that include terms related to market conditions, vesting conditions included in the terms of the grant are not taken into account in estimating fair value. Non-market vesting conditions are taken into account by adjusting the number of shares or share options included in the measurement of the cost of the employee service so that ultimately, the amount recognised in the income statement reflects the number of vested shares or share options.

Where vesting conditions are related to market conditions, the charges for the services received are recognised regardless of whether or not the market–related vesting conditions are met, provided that the non-market vesting conditions are met. Share price volatility has been based upon the range of implied volatility for the Banco Santander SA shares at the strikes and tenors in which the majority of the sensitivities lie.

The following table summarises movements in the number of share options during the year, and changes in weighted average exercise price over the same period.

		2017		2016		2015
	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £
Outstanding at 1 January	28,916	3.08	24,762	3.53	19,122	4.19
Granted	3,916	4.02	17,296	4.91	14,074	3.13
Exercised	(1,918)	3.77	(338)	3.67	(1,839)	3.75
Forfeited/expired	(3,713)	3.40	(12,804)	3.51	(6,595)	4.50
Outstanding at 31 December	27,201	3.12	28,916	3.08	24,762	3.53
Exercisable at 31 December	5,200	3.17	2,334	4.30	2,807	3.76

The weighted average grant-date fair value of options granted under the Sharesave scheme during the year was £1.02 (2016: £0.65, 2015: £0.50). The weighted average share price at the date the share options were exercised was £4.96 (2016: £3.79, 2015: £3.79).

The following table summarises the range of exercise prices and weighted average remaining contractual life of the options outstanding at 31 December 2017 and 2016.

		2017		2016
Range of exercise prices	Weighted average remaining contractual life Years	Weighted average exercise price £	Weighted average remaining contractual life Years	Weighted average exercise price £
£2 to £3	3	2.75	4	2.75
£3 to £4	1	3.17	3	3.28
£4 to £5	3	4.21	2	4.82

b) Long-Term Incentive Plan (LTIP)

The LTIP was reintroduced in 2014 and amended for 2015 awards under which conditional cash awards were made to certain Executive Directors, Key Management Personnel (as defined in Note 35) and other nominated individuals which are converted into shares in Banco Santander SA at the time of vesting and deferred for three years. There have been no LTIP awards granted since 2015 due to the introduction of a single variable remuneration framework across the Banco Santander group in 2016.

The LTIP plans granted in 2015 and 2014 involve a one-year performance cycle for vesting with further three-year performance conditions applied to the deferral of 2015 awards. Beneficiaries were granted an initial award determined in GBP which was converted into shares in Banco Santander SA in January 2015 and January 2016 respectively based on performance over the performance cycle. The 2014 LTIP vested at 100% in January 2015 based on Banco Santander SA’s relative Total Shareholder Return (TSR) performance in 2014 versus a comparator group, was deferred over three years and is payable in 2018 based on further performance testing. The 2015 LTIP vested at 91.5% in January 2016 based on Banco Santander SA’s Earnings Per Share (EPS) and Return on Tangible Equity (RoTE) performance against budget in 2015, was deferred over three years and is payable in 2019 based on further performance testing.

2015 LTIP

Employees were granted an initial award determined in GBP in 2015 which was converted into shares in Banco Santander SA, in January 2016, based on Banco Santander SA’s relative EPS and RoTE performance in 2015 versus a comparator group. The 2015 LTIP vested at 91.5% in January 2016. The vested award is payable in 2019 subject to Banco Santander SA’s continuing relative performance to comparators.

The following table summarises the movement in the value of conditional awards in the 2015 LTIP during 2017, 2016 and 2015:

	2017 £000	2016 £000	2015 £000
Outstanding at 1 January	6,718	6,769	–
Granted	–	–	6,769
Forfeited/cancelled	(215)(1)	(51)	–
Outstanding at 31 December	6,503	6,718	6,769

(1)	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.

The amount that could vest after the deferral period will depend 25% on EPS growth vs Peers, 25% on RoTE, 20% on Top 3 best bank to work for, 15% on Top 3 bank in customer satisfaction and 15% on loyal customers. The peer group against whom the EPS growth will be measured is a comparator group of 17 financial institutions. EPS and RoTE will be measured over a three-year period from 2015 to 2017, others will be tested once for performance to 2017. Performance testing will take place during 2018.

Banco Santander SA’s place in the EPS ranking	Maximum shares in that tranche to be delivered %
1st to 5th	100
6th	87.5
7th	75
8th	62.5
9th	50
10th and below	–

Banco Santander SA’s RoTE	Maximum shares in that tranche to be delivered %
12% or above	100
11% to 12%	75
Below 11%	–

On a country level, 100% vests if Banco Santander SA is rated a top 3 best bank to work for and top 3 in customer satisfaction. 100% vests if the target for loyal customers is met by December 2018 weighted equally between retail and corporate customers. For full vesting at the Banco Santander group level, at least 6 of the 10 core countries for Banco Santander should get the top 3 best bank to work for, must be top 3 in customer satisfaction in all 10 countries, must have 17 million retail and 1.1 million corporate loyal customers. A sliding scale applies below this threshold with 50% vesting if there are 15 million retail and 1 million corporate loyal customers, any less would lead to no vesting.

2014 LTIP

Employees were granted an initial award determined in GBP in 2014 which was converted into shares in Banco Santander SA in January 2015 based on Banco Santander SA’s relative TSR performance in 2014 versus a comparator group. The 2014 LTIP vested at 100% in January 2015. The vested award has been deferred over three years and payable in equal tranches in 2016, 2017 and 2018 subject to Banco Santander SA’s continuing relative TSR performance to comparators and continuing employment. Relative TSR performance to 31 December 2017 will be tested during 2018 to determine the final tranche of the award vesting and will be paid in June 2018 subject to continued employment.

The following table summarises the movement in the value of conditional awards in the 2014 LTIP during 2017, 2016 and 2015:

	2017 £000	2016 £000	2015 £000
Outstanding at 1 January	3,193	5,102	5,355
Forfeited/cancelled	(1,283)(1)	(1,909)	(253)
Outstanding at 31 December	1,910	3,193	5,102

(1)	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.

See Note 35 for details of conditional share awards made to certain Executive Directors, Other Key Management Personnel and other individuals under the LTIP.

c) Deferred shares

Deferred incentive awards are designed to align employee performance with shareholder value and encourage increased retention of senior employees. During 2016 and 2017, in compliance with the PRA Rulebook and Remuneration Code, conditional share awards were made to Santander UK employees (designated as Code Staff). Such employees receive part of their annual bonus as a deferred award comprising 50% in shares, and 50% in cash. Any deferred awards, including those in Banco Santander SA shares, are dependent on future service. For 2016 and 2017 bonus awards, deferral of the award is over a three, five or seven-year period, dependent on Code Staff categorisation or Senior Manager Function designation, with delivery of equal tranches of shares taking place on or around the anniversary of the initial award. Deferred awards in shares are subject to an additional one-year retention period from the point of delivery.

Code Staff are required to defer either 40% or 60% of any annual bonus (40% for variable pay of less than £500,000, 60% for variable pay at or above this amount). Vesting of both deferred incentive awards and long-term incentive awards is subject to risk and performance adjustment in the event of deficient performance and prudent financial control provisions in accordance with the PRA Rulebook and Remuneration Code. For Code Staff, any variable remuneration paid for performance after 1 January 2015, is also subject to clawback in line with the PRA Rulebook and Remuneration Code.

d) Other arrangements and schemes

The Santander UK group also operates a Partnership Shares scheme for eligible employees under the Share Incentive Plan (SIP) umbrella. Participants can elect to invest up to £1,800 per tax year (or no more than 10% of an employee’s salary for the tax year) from pre-tax salary to purchase Banco Santander SA shares. Shares are held in trust for the participants. There are no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 2,147,399 shares were outstanding at 31 December 2017 (2016: 2,110,617 shares).